CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 166	€ 147	€ 439	€ 184
Cash subject to restrictions		€ 29
Subsidiaries in capital control restrictions countries
Disclosure of cash and cash equivalents [line Items]
Cash subject to restrictions	€ 24